Financial results	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Financial results

18. Financial results

Year ended December 31,	Notes	2025	2024	2023
Financial income
Short-term investments		433	328	309
Other		68	94	123
		501	422	432
Financial expenses
Loans and borrowings interest	24	(961)	(791)	(725)
Expenses from bonds and participative shareholders debentures premium repurchase	24 and 23(b)	(59)	(50)	(22)
Interest on working capital transactions	7 and 9	(209)	(181)	(233)
Interest on REFIS		(87)	(91)	(148)
Taxes on financial income		(68)	(28)	(53)
Banking expenses		(42)	(107)	(133)
Interest on lease liabilities	22	(31)	(49)	(62)
Other		(190)	(176)	(83)
		(1,647)	(1,473)	(1,459)
Other financial items, net’
Foreign exchange and indexation losses, net		(802)	(1,388)	(1,643)
Participative shareholders' debentures	23(b)	(694)	(175)	(179)
Derivative financial instruments, net	20	1,616	(1,209)	903
		120	(2,772)	(919)
Total		(1,026)	(3,823)	(1,946)

Accounting policy

Transactions in foreign currencies are translated into the functional currency using the exchange rate effective on the date of the transaction. The foreign exchange gains and losses resulting from the translation at the exchange rates prevailing at the end of the year are recognized in the income statement as “financial income or expense”. The exceptions are transactions related to qualifying net investment hedges, cash flow hedge or items that are attributable to the net investment in a foreign operation, for which gains, and losses are recognized as a component of other comprehensive income.

The accounting policies related to the other items of the financial result are shown in the notes, “30. Investments in subsidiaries, associates, and joint ventures”, “23.b. Participative shareholders’ debentures”, “21. Loans and borrowings” and “22. Leases”.